General Information	12 Months Ended
Jun. 30, 2024
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on March 1, 2022. The Company through its subsidiaries (collectively, the “Group”), is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in four business lines, which are IoT Smart Home and Buildings, IoT Smart Agriculture, IoT System Development and IoT Gadget Distribution. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the consolidated financial statements. The principal place of business of the Company is located at 22.08, Level 22, Menara Exchange 106, Lingkaran TRX, Tun Razak Exchange, 55188 Kuala Lumpur.

The Company’s former controlling shareholder was ARB Berhad, a company incorporated in October 1997 in Malaysia and becoming listed on the Main Market of Bursa Malaysia Securities Berhad in February 2004.

On February 5, 2024, ARB Berhad announced that the distribution-in-specie (the “Distribution-In-Specie”) of 17,496,142 ordinary shares in ARB IOT Group Limited (the “Distributable Shares”), representing approximately 66.18% equity interest held by ARB Berhad in the Company has been distributed to the Entitled Shareholders (as defined below), on the basis of 14 Distributable Shares for every 1,000 ordinary shares in ARB Berhad (“ARB Berhad Shares”) held by the Entitled Shareholders of ARB Berhad whose name appear in the record of depositors of ARB Berhad Shares as of January 22, 2024 (“Entitled Shareholders”).

Subsequent to the completion of Distribution-In-Specie, the Group had ceased to be subsidiaries of ARB Berhad under Malaysia law because ARB Berhad holds 7,503,858 ordinary shares in the Company, or approximately 28.38% of the Company following the Distribution-In-Specie.

The consolidated financial statements are presented in Ringgit Malaysia (“RM”). The functional currency of the Company is U.S. dollars (“USD”) and the functional currency of the subsidiaries is RM.

The conversion from Ringgit Malaysia into USD was made at the exchange rate as of June 30, 2024 on which USD 1.00 equaled RM 4.7220. The use of USD is solely for the convenience of the reader.